UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 7, 2012



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 52

Form 13F Information Table Value Total : $228,385

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet                       COM              90138A103     5814   512267 SH       Sole                   512267
ARM Holdings                   COM              042068106     5382   190250 SH       Sole                   190250
Abbott Laboratories            COM              002824100     2145    35000 SH       Sole                    35000
Advent Software                COM              007974108     7494   292738 SH       Sole                   292738
Amazon.com                     COM              023135106    10343    51076 SH       Sole                    51076
Apple Computer                 COM              037833100     1259     2100 SH       Sole                     2100
Aruba Networks Inc             COM              043176106     8418   377813 SH       Sole                   377813
Automatic Data Processing, Inc COM              053015103      381     6911 SH       Sole                     6911
Berk. Hath. Class B            COM              084670207     2244    27650 SH       Sole                    27650
CafePress                      COM              12769A103     3133   163583 SH       Sole                   163583
Citrix Systems, Inc            COM              177376100     9534   120815 SH       Sole                   120815
Dolby Laboratories, Inc.       COM              25659T107      571    15000 SH       Sole                    15000
EMC Corporation                COM              268648102     1330    44500 SH       Sole                    44500
Financial Engines, Inc.        COM              317485100     8934   399540 SH       Sole                   399540
Fortinet, Inc                  COM              34959E109     5671   205100 SH       Sole                   205100
Fusion-io Inc.                 COM              36112j107     5885   207161 SH       Sole                   207161
General Electric               COM              369604103     1124    56016 SH       Sole                    56016
General Mills                  COM              370334104     1052    26672 SH       Sole                    26672
Google Inc                     COM              38259P508      702     1095 SH       Sole                     1095
Halliburton Co.                COM              406216101      664    20000 SH       Sole                    20000
IBM                            COM              459200101     4173    20000 SH       Sole                    20000
Informatica Corp.              COM              45666Q102     9331   176389 SH       Sole                   176389
Intel Corp.                    COM              458140100     1406    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      424     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1150    17428 SH       Sole                    17428
Linear Technology              COM              535678106     1449    43001 SH       Sole                    43001
Linkedin Corporation           COM              53578A108    10368   101655 SH       Sole                   101655
LogMeIn                        COM              54142L109     6969   197821 SH       Sole                   197821
MakeMyTrip                     COM              V5633W109     2544   110752 SH       Sole                   110752
Mercadolibre, Inc.             COM              58733R102    10592   108315 SH       Sole                   108315
Merck                          COM              589331107      886    23068 SH       Sole                    23068
Millennial Media               COM              60040N105     6051   257500 SH       Sole                   257500
Minnesota Mining               COM              604059105      357     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107    10727   213304 SH       Sole                   213304
Oracle Corporation             COM              68389X105      668    22900 SH       Sole                    22900
Pandora Media                  COM              698354107     4441   435000 SH       Sole                   435000
Qlik Technologies              COM              74733T105     8551   267210 SH       Sole                   267210
Qualcomm Inc                   COM              747525103      476     7000 SH       Sole                     7000
Red Hat, Inc                   COM              756577102     7491   125085 SH       Sole                   125085
Responsys Inc.                 COM              761248103    15680  1309906 SH       Sole                  1309906
Royal Dutch Shell PLC          COM              780259206      281     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     9659    62512 SH       Sole                    62512
Schlumberger Ltd.              COM              806857108     1119    16000 SH       Sole                    16000
Schwab Charles Corp            COM              808513105      144    10000 SH       Sole                    10000
ServiceSource                  COM              81763U100     3945   254860 SH       Sole                   254860
Spreadtrum Comm.               COM              849415203     5874   356005 SH       Sole                   356005
Target CP                      COM              239753106      766    13140 SH       Sole                    13140
VMWare                         COM              928563402     6430    57220 SH       Sole                    57220
VanceInfo                      COM              921564100     3917   325369 SH       Sole                   325369
Velti                          COM              G93285107     5578   411628 SH       Sole                   411628
Visa, Inc.                     COM              92826C839      590     5000 SH       Sole                     5000
iSoftStone                     COM              46489B108     4269   483517 SH       Sole                   483517